Intangible assets	12 Months Ended
Dec. 31, 2017
Intangible assets
Intangible assets

Note 8. Intangible assets

Intangible assets, net at the indicated dates consist of the following:

	December 31,
	2017	2016
	(in thousands)
Proprietary modified-release drug delivery technology	$15,600	$15,600
Tussionex ANDA	4,829	4,829
CPI profit sharing	2,043	2,043
Patents	2,302	2,191
Other	1,035	785

	25,809	25,448
Accumulated amortization	(9,461)	(7,801)

	$16,348	$17,647

As part of the June 15, 2009 reorganization of the Company as Neos Therapeutics, Inc., the Company performed a purchase price allocation analysis. The proprietary modified-release drug delivery technology was valued at $15.6 million based on projected cash flows expected to be generated from this technology. The $15.6 million is being amortized over 20 years. Amortization expense of $780,000 was recorded in each of the years ended December 31, 2017, 2016 and 2015.

On August 28, 2014, the Company completed an acquisition of the rights to Tussionex ANDA from Cornerstone and CPI which was accounted for as an asset acquisition. Prior to the acquisition, the Company, Cornerstone and Coating Place, Inc. (“CPI”) shared profits generated by the sale and manufacture of the product under a development and manufacturing agreement, and Cornerstone had commercialization rights to the product. The Company paid $4.2 million to Cornerstone to buy out their rights to commercialize and derive future profits from the product and entered into an agreement whereby Cornerstone transferred certain assets associated with the product to the Company. Legal fees of $90,000 associated with this buyout agreement have been capitalized as part of the purchase price. Additional estimated earnout costs due to Cornerstone of $589,000, recorded at fair value by the Company based upon a valuation provided by a third party valuation firm, were capitalized as part of the purchase price of this intangible asset. This earnout amount was revalued at December 31, 2017, 2016 and 2015, resulting in a $62,000 decrease, an $18,000 increase and a $542,000 decrease in the estimated fair value of the earnout, respectively, which is recorded in other income (expense), net in the Company’s consolidated statements of operations. The 2015 net decrease resulted primarily from new information regarding the projected impact of the DEA’s reclassification of Tussionex from a Schedule III controlled substance to a Schedule II controlled substance. In addition, the Company paid $2.0 million to CPI to buy out their rights to future profits from the collaboration and entered into an agreement whereby CPI will continue to supply a component of the product. Legal fees of $43,000 associated with this buyout agreement have been capitalized as part of the purchase price of this intangible asset. These two intangible assets have an expected life of ten years and are being amortized on a straight-line basis beginning September 2014. Total amortization expense related to these intangible assets was $687,000 for each of the years ended December 31, 2017, 2016 and 2015. Aggregate amortization of intangible assets for each of the next five years and thereafter is as follows:

Year ending	December 31,
(in thousands)
2018	$1,604
2019	1,604
2020	1,604
2021	1,604
2022	1,604
Thereafter	6,237

$14,257

Patents utilized in the manufacturing of the Company’s generic Tussionex product which total $352,000 are being amortized over their expected useful life of 10 years. Patents utilized in the manufacturing of Adzenys XR-ODT which total $599,000 are being amortized over their expected useful life, including $535,000 being amortized for approximately 16 years beginning with the approval of Adzenys XR-ODT on January 27, 2016 and $64,000 being amortized for approximately 15 years beginning in December 2017. Patents utilized in the manufacturing of Cotempla XR-ODT which total $83,000 are being amortized over their expected useful life of approximately 15 years, beginning with the approval of Cotempla XR-ODT on June 19, 2017. Patents utilized in the manufacturing of Adzenys ER which total $451,000 are being amortized over their expected useful life of approximately 15 years, beginning with the approval of Adzenys ER on September 15, 2017. For the years ended December 31, 2017, 2016 and 2015, $88,000, $69,000 and $23,000 of patent amortization expense was recorded, respectively.